Accounts Receivable, Net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	¥ 762,320		¥ 790,706
Less: allowance for credit losses	(631,528)		(642,786)
Accounts receivable, net	¥ 130,792	$ 19,276	¥ 147,920